INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2020	As at December 31, 2019	As at December 31, 2020	As at December 31, 2019
Raw materials
Ore in stockpiles	$2,742	$2,678	$114	$155
Ore on leach pads	591	623	—	—
Mine operating supplies	615	617	54	52
Work in process	117	141	—	—
Finished products	114	220	97	103
	$4,179	$4,279	$265	$310
Non-current ore in stockpiles and on leach pads[1]	(2,452)	(2,300)	(114)	—
	$1,727	$1,979	$151	$310
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2020	2019
Cortez	$17	$4
Phoenix	10	—
Carlin	2	6
Pierina	—	12
Golden Sunlight	—	4
Inventory impairment charges	$29	$26

Ore in Stockpiles	As at December 31, 2020	As at December 31, 2019
Gold
Carlin	$1,029	$1,020
Pueblo Viejo	646	649
Turquoise Ridge	365	258
Loulo-Gounkoto	171	167
North Mara	133	136
Cortez	127	174
Lagunas Norte	73	73
Veladero	58	52
Phoenix	47	39
Tongon	33	29
Porgera	30	33
Buzwagi	15	47
Hemlo	14	1
Other	1	—
Copper
Lumwana	114	155
	$2,856	$2,833

Ore on Leach pads	As at December 31, 2020	As at December 31, 2019
Gold
Carlin	$179	$180
Veladero	133	123
Lagunas Norte	121	148
Cortez	58	50
Turquoise Ridge	39	33
Long Canyon	33	43
Phoenix	26	44
Pierina	2	2
	$591	$623